Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Accumulated Deficit	$ (102,194,242)		$ (102,194,242)		$ (99,433,448)	$ (92,994,408)
Cash and Cash Equivalents	40,226	$ 504,404	40,226	$ 504,404	133,571	152,930	$ 3,547,071
Stockholders' Equity	(9,023,263)		(9,023,263)		(6,911,600)	(5,877,836)	$ (1,551,400)
Net Cash Used in Operating Activities			(944,831)	(2,708,973)	(3,199,453)	(3,473,456)
Net Loss	$ (851,325)	$ (1,139,810)	$ (2,760,794)	$ (3,986,509)	(6,439,040)	$ (4,810,285)
Working Capital					$ (7,002,324)